UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)
Municipal Investments 96.0%
New York 93.4%
Albany, NY, Industrial Development Agency, College of Saint Rose, Series A, 0.24% *, 7/1/2037, LOC: Bank of America NA	4,900,000	4,900,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.17% *, 9/1/2033, LOC: Hudson River Bank & Trust Co.	3,845,000	3,845,000
BlackRock Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.31% *, 10/1/2041, LIQ: Morgan Stanley Bank	3,300,000	3,300,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.28% *, 5/1/2041, LIQ: Citibank NA	2,000,000	2,000,000
Long Island, NY, Power Authority, TECP, 0.23%, 12/6/2011, LOC: JPMorgan Chase Bank	2,000,000	2,000,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.16% *, 12/1/2040, LOC: HSBC Bank USA NA	1,700,000	1,700,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.16% *, 12/1/2040, LOC: HSBC Bank USA NA	3,000,000	3,000,000
New York, Liberty Development Corp., World Trade Center, Series A-2, 144A, 0.35%, Mandatory Put 2/1/2012 @ 100, 12/1/2049	1,000,000	1,000,000
New York, Metropolitan Transportation Authority Revenue, TECP, 0.17%, 11/3/2011, LOC: Royal Bank of Canada	3,500,000	3,500,000
New York, Nassau Health Care Corp. Revenue, 0.15% *, 8/1/2029, LOC: Wachovia Bank NA	2,900,000	2,900,000
New York, State Dormitory Authority Revenues, FFT Senior Communities, Inc., Series B, 0.22% *, 7/1/2029, LOC: KBC Bank NV	1,500,000	1,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 2.0%, 3/15/2012	1,370,000	1,381,022
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds-Master Financing Program, Series A, 2.5%, 2/15/2012	1,915,000	1,929,935
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.18% *, 5/15/2036, LIQ: Fannie Mae	4,000,000	4,000,000
New York, State Power Authority Revenue & General Purpose, 0.19%, Mandatory Put 3/1/2012 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	1,000,000	1,000,000
New York, State Urban Development Corp. Revenue, Series 6W, 144A, 0.14% *, 3/15/2037, LIQ: Barclays Bank PLC	2,600,000	2,600,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.3% *, 1/1/2032, SPA: Landesbank Baden-Wurttemberg	3,250,000	3,250,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.17% *, 9/1/2040, LIQ: Wells Fargo Bank NA	1,295,000	1,295,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.17% *, 1/1/2037, LOC: ING Bank NV	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, TECP, 0.3%, 11/10/2011, LOC: Landesbank Hessen-Thuringen Girozentrale & Landesbank Baden Wurttemberg	3,500,000	3,500,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A-1, 0.14% *, 11/15/2022, SPA: JPMorgan Chase Bank	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 1-1D, 0.21% *, 11/1/2022, LIQ: Landsbank Hessen-Thuringen	1,100,000	1,100,000
New York, NY, General Obligation:
Series I-3, 0.21% *, 4/1/2036, LOC: Bank of America NA	1,000,000	1,000,000
Series B2, 0.24% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	3,600,000	3,600,000
North Hempstead, NY, Bond Anticipation Notes, 2.0%, 10/7/2011	3,349,500	3,350,490
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	3,200,000	3,221,714

		64,373,161
Puerto Rico 2.6%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.26% *, 12/1/2030	1,800,000	1,800,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $66,173,161) †	96.0	66,173,161
Other Assets and Liabilities, Net	4.0	2,775,923

Net Assets	100.0	68,949,084

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2011.

† The cost for federal income tax purposes was $66,173,161.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$66,173,161	$—	$66,173,161
Total	$—	$66,173,161	$—	$66,173,161

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011